Related Party And Affiliate Transactions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Wexford Capital LP [Member]
Related Party Transaction [Line Items]
Expenses for legal, consulting, advisory services, health claims, workers' compensation and other expenses	$ 149,000	$ 213,000	$ 263,000
Rhino Eastern LLC [Member]
Related Party Transaction [Line Items]
Expenses for legal, consulting, advisory services, health claims, workers' compensation and other expenses	4,666,000	6,175,000	4,662,000
Loans to joint venture		11,900,000	5,800,000
Loan repayments from joint venture		$ 11,900,000	$ 5,800,000